Financial Instruments - Summary of 10% Appreciation Against the Dollar of Main Currencies (Details) - 10% percentage appreciation - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Canadian dollar
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	$ (97)	$ (40)
Increase in net assets	1,380	1,245
Euro
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	36	65
Increase in net assets	1,227	1,190
Australian dollar
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	(55)	(109)
Increase in net assets	835	835
Sterling
Disclosure Of Foreign Exchange Risk [Line Items]
Increase/(decrease) in income before taxation	(58)	(46)
Increase in net assets	$ 581	$ 779